UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,  Omaha, NE    68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 4/30/14

Item 1.  Schedule of Investments.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2014
Shares		Value
	COMMON STOCKS - 60.2%
	BANKS - 0.7%
25,596	National Australia Bank Ltd.	$ 837,219

	CHEMICALS - 2.0%
39,391	CVR Partners LP	840,604
65,948	PetroLogistics LP	902,169
505,238	Synthos SA	794,179
		2,536,952
	COAL - 1.3%
391,800	Indo Tambangraya Megah Tbk	863,268
51,585	Natural Resource Partners LP	828,455
		1,691,723
	COMMERCIAL SERVICES - 1.3%
44,566	RR Donnelley & Sons Co.	784,362
33,392	Stonemor Partners LP	825,450
		1,609,812
	ELECTRIC - 1.3%
183,043	EDP - Energias de Portugal SA	888,326
30,657	GDF Suez	772,601
		1,660,927
	ENGINEERING & CONSTRUCTION - 1.4%
20,336	Bouygues SA	914,035
212,375	Sydney Airport	830,440
		1,744,475
	FOOD - 0.7%
328,360	Metcash Ltd.	845,838

	GAS - 0.7%
23,461	Global Partners LP	952,516

	INSURANCE - 1.3%
92,048	Catlin Group Ltd.	821,460
71,414	Lancashire Holdings Ltd.	844,128
		1,665,588
	INVESTMENT COMPANIES - 0.7%
81,579	Chesapeake Granite Wash Trust	898,185

	IRON/STEEL - 0.6%
23,040	Kumba Iron Ore Ltd.	818,514

	MINING - 0.7%
24,024	KGHM Polska Miedz SA	868,314

	OFFICE & BUSINESS EQUIPMENT - 0.6%
10,171	Neopost SA	832,930

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2014
Shares		Value
	OIL & GAS - 11.4%
39,582	Atlas Resource Partners LP	$ 840,326
41,588	BreitBurn Energy Partners LP	842,989
32,670	Calumet Specialty Products Partners LP	957,558
24,838	EV Energy Partners LP	895,907
32,903	Legacy Reserves LP	814,678
29,823	Linn Energy LLC	850,552
47,563	LRR Energy LP	824,742
36,871	Memorial Production Partners LP	864,256
37,497	Mid-Con Energy Partners LP	866,556
46,168	QR Energy LP	852,261
112,076	SandRidge Mississippian Trust I	866,347
68,661	SandRidge Permian Trust	856,889
24,260	Seadrill Ltd.	844,892
20,359	Suburban Propane Partners LP	908,215
121,613	Surgutneftegaz SP ADR	869,533
42,375	Tupras Turkiye Petrol Rafinerileri AS	951,100
63,768	Whiting USA Trust II	871,708
		14,778,509
	OIL & GAS SERVICES - 1.3%
28,274	Exterran Partners LP	827,863
25,113	Fred Olsen Energy ASA	797,044
		1,624,907
	PIPELINES - 2.6%
158,421	Eagle Rock Energy Partners	684,379
15,629	Energy Transfer Partners LP	862,563
15,264	NuStar Energy LP	890,807
17,616	TC Pipelines LP	934,353
		3,372,102
	REAL ESTATE - 4.1%
1,059,860	Argosy Property Ltd.	837,099
901,572	Capital Property Fund	907,436
1,181,516	Fountainhead Property Trust	891,901
2,332,396	SA Corporate Real Estate Fund Nominees Pty Ltd.	914,665
2,534,064	Shenzhen Investment Ltd.	826,940
387,661	Sycom Property Fund	982,818
		5,360,859
	REITS - 16.7%
380,707	Abacus Property Group	860,742
56,890	Artis Real Estate Investment Trust	827,972
11,587	Befimmo SCA	843,493
381,558	BWP Trust	883,879
1,468,000	Cambridge Industrial Trust	865,249
455,161	CFS Retail Property Trust Group	847,722
247,568	Charter Hall Retail REIT	885,470
7,044	Cofinimmo NV/SA	862,835

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2014
Shares		Value
	REITS - 16.7% (Continued)
18,351	Corio NV	$ 858,404
69,883	Crombie Real Estate Investment Trust	856,581
15,604	Digital Realty Trust, Inc.	833,254
9,005	Fonciere Des Regions	913,625
835,000	Frasers Commercial Trust	844,644
990,797	Goodman Property Trust	846,346
29,372	Hospitality Properties Trust	882,629
280,640	Investa Office Fund	868,537
856,172	Kiwi Income Property Trust	845,277
1,010,000	Mapletree Logistics Trust	884,906
2,946,360	Prosperity REIT	870,276
37,474	Senior Housing Properties Trust	879,515
1,309,000	Starhill Global REIT	844,516
18,958	Sun Communities, Inc.	863,916
633,000	Suntec Real Estate Investment Trust	864,672
16,844	Vastned Retail NV	865,803
9,872	Wereldhave NV	829,113
		21,529,376
	RETAIL - 2.1%
280,663	David Jones Ltd.	1,022,045
36,180	Ferrellgas Partners LP	899,073
3,538,800	Matahari Putra Prima Tbk PT	847,818
		2,768,936
	TELECOMMUNICATIONS - 6.8%
26,767	Belgacom SA	818,760
34,185	Bell Aliant Inc.	841,151
25,573	CenturyLink, Inc.	892,753
626,709	Magyar Telekom Telecommunications PLC - ADR	890,694
58,388	Orange SA	945,218
395,265	Telecom Corp. of New Zealand Ltd.	939,958
55,655	Telefonica Czech Republic AS	842,304
178,878	Telstra Corp., Ltd.	865,206
30,338	Vivendi SA	813,569
65,172	VTech Holdings Ltd.	899,458
		8,749,071
	TRANSPORTATION - 1.9%
78,164	Capital Product Partners LP	859,804
19,401	Martin Midstream Partners LP	822,020
42,623	Navios Maritime Partners LP	806,854
		2,488,678

	TOTAL COMMON STOCKS (Cost $75,638,109)	77,635,431

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2014
Principal ($)		Value
	BONDS & NOTES - 38.7%
	BANKS - 1.3%
859,000	Bancolombia SA, 5.125%, due 9/11/2022	$ 851,484
764,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	813,174
		1,664,658
	CHEMICALS - 0.6%
823,000	Polyone Corp., 5.250%, due 3/15/2023	831,230

	COAL - 0.7%
797,000	Peabody Energy Corp., 6.250%, due 11/15/2021	808,955

	COMMERCIAL SERVICES - 0.6%
935,000	ADT Corp., 3.500%, due 7/15/2022	825,138

	COMPUTERS - 0.7%
810,000	Dell, Inc., 5.875%, due 6/15/2019	844,425

	ELECTRIC - 0.6%
831,000	AES Corp., 5.500%, due 3/15/2024	831,000

	FOOD - 0.6%
828,000	Ingles Markets, Inc., 5.750%, due 6/15/2023	825,930

	HOUSEHOLD PRODUCTS/WARES - 0.6%
769,000	ACCO Brands Corp., 6.750% due 4/30/2020	799,760

	INTERNET - 0.6%
843,000	Verisign, Inc., 4.625%, due 5/1/2023	807,172

	IRON & STEEL - 0.7%
764,000	United States Steel Corp., 7.375%, due 4/1/2020	853,770

	MINING - 0.7%
879,000	AngloGold Ashanti Holdings PLC, 5.125%, due 8/1/2022	851,794

	OIL & GAS - 6.3%
784,000	Berry Petroleum Co., 6.375%, due 9/15/2022	803,600
779,000	Chesapeake Oil Finance, Inc., 6.625%, due 11/15/2019	812,107
876,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	833,295
792,000	Newfield Exploration Co., 5.625%, due 7/1/2024	825,660
752,000	PBF Holding Co. LLC, 8.250%, due 2/15/2020	821,560
903,000	Petrobras Global Finance BV, 4.375%, due 5/20/2023	843,730
918,015	Petroleos De Venezuela SA, 5.000%, due 10/28/2015	825,066

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2014
Principal ($)		Value
	OIL & GAS - 6.3% (Continued)
803,000	QEP Resources, Inc., 5.250%, due 5/1/2023	$ 794,970
706,000	Unit Co., 6.625%, due 5/15/2021	748,360
793,000	WPX Energy, Inc., 6.000%, due 1/15/2022	819,764
		8,128,112
	OIL & GAS SERVICES - 0.6%
773,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	815,515

	PACKAGING & CONTAINERS - 0.6%
864,000	Crown Americas Capital Corp., 4.500%, due 1/15/2023	825,120

	PIPELINES - 0.7%
798,000	Regency Energy Partners LP, 5.875%, due 3/1/2022	835,905

	RETAIL - 0.6%
834,000	CST Brands, Inc., 5.000%, due 5/1/2023	825,660

	SOVEREIGN - 19.6%
944,000	Brazilian Government International Bond, 2.625%, due 1/5/2023	856,680
795,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	824,813
685,000	Columbia Government International Bond, 8.125%, due 5/21/2024	904,200
708,000	Columbia Government International Bond, 6.125%, due 1/18/2041	807,120
806,000	Hungary Government International Bond, 4.125%, due 2/19/2018	830,180
840,000	Hungary Government International Bond, 4.000%, due 3/25/2019	848,400
748,000	Hungary Government International Bond, 6.375%, due 3/29/2021	832,150
790,000	Hungary Government International Bond, 5.375%, due 2/21/2023	824,563
755,000	Hungary Government International Bond, 7.625%, due 3/29/2041	904,113
886,000	Israel Government International Bond, 4.500%, due 1/30/2043	832,308
491,000	Italy Buoni Poliennali Del Tesoro, 5.750%, due 2/1/2033 (b)	859,025
809,000	Mexican Government International Bond, 4.000%, due 10/2/2023	829,225
870,000	Mexican Government International Bond, 4.750%, due 3/8/2044	839,550
650,000	Panama Government International Bond, 7.125%, due 1/29/2026	814,125
586,000	Peruvian Government International Bond, 7.350%, due 7/21/2025	767,660
763,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	830,716
885,000	Poland Government International Bond, 3.000%, due 3/17/2023	830,130
538,000	Portugal Obrigacoes Do Tesouro OT, 4.800%, due 6/15/2020, 144A (b)	827,428
768,000	South Africa Government International Bond, 5.500%, due 3/9/2020	835,200
831,000	South Africa Government International Bond, 4.665%, due 1/17/2024	842,634
761,000	South Africa Government International Bond, 5.875%, due 9/16/2025	835,197
756,000	South Africa Government International Bond, 6.250%, due 3/8/2041	856,170
704,000	Turkey Government International Bond, 7.500%, due7/14/2017	799,920
805,000	Turkey Government International Bond, 7.000%, due 3/11/2019	919,712
739,000	Turkey Government International Bond, 5.625%, due 3/30/2021	794,425
1,002,000	Turkey Government International Bond, 3.250%, due 3/23/2023	903,303
865,000	Turkey Government International Bond, 6.000%, due 1/14/2041	894,843

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2014
Principal ($)		Value
	SOVEREIGN - 19.6% (Continued)
782,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	$ 823,055
1,204,000	Venezuela Government International Bond, 7.650%, due 4/21/2025	890,960
1,066,000	Venezuela Government International Bond, 9.375%, due 1/13/2034	847,470
		25,305,275
	TELECOMMUNICATIONS - 1.9%
815,000	CenturyLink, Inc., 5.800%, due 3/15/2022	835,375
774,000	Frontier Communications Corp., 7.125%, due 1/15/2023	799,155
782,000	T-Mobile USA, Inc., 6.625%, due 4/1/2023	836,740
		2,471,270
	TRANSPORTATION - 0.7%
808,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	838,300

	TOTAL BONDS & NOTES (Cost $49,163,046)	49,988,989

	TOTAL INVESTMENTS - 98.9% (Cost $124,801,155)(a)	$ 127,624,420
	OTHER ASSETS LESS LIABILITIES - 1.1%	1,381,687
	NET ASSETS - 100.0%	$ 129,006,109

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $124,849,732 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 5,681,979
	Unrealized Depreciation:	(2,907,291)
	Net Unrealized Appreciation:	$ 2,774,688

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2014 144A securities amounted to $827,428 or 0.64% of net assets.

(b) Principal shown in Euro currency, value shown in USD.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 77,635,431	$ -	$ -	$ 77,635,431
Bonds and Notes	-	49,988,989	-	49,988,989
Total	$ 77,635,431	$ 49,988,989	$ -	$ 127,624,420

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, President

Date  6/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, President

Date  6/27/14

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Treasurer

Date 6/27/14